INCOME TAXES	12 Months Ended
Dec. 31, 2023
INCOME TAXES
INCOME TAXES

13.          INCOME TAXES

Cayman Islands

The Company and Ezbuy Holding Co., Limited (“Ezbuy”) are two tax-exempted companies incorporated in the Cayman Islands and are not subject to tax on income or capital gains.

Hong Kong

Light In The Box, Lanting International, LightInTheBox Logistic, and Ezbuy HK are located in Hong Kong and subject to Hong Kong profits tax at 16.5% with respect to the profit generated from Hong Kong. It is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends. A two-tiered profits tax rates regime was introduced since year 2018 where the first HK$2,000 of assessable profits earned by a company will be taxed at half of the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates. The Group did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong for any of the years presented.

PRC

The Company’s subsidiaries and VIEs in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the ‘‘EIT Law’’), which was effective since January 1, 2008, except for the following entities eligible for preferential tax rates.

Under the EIT Law, if an entity is certified as a “High and New Technology Enterprise” (“HNTE”), it is entitled to a preferential income tax rate of 15%. Lanting Gaochuang obtained the certificate of HNTE in 2016 and renewed it in 2019, and Shanghai Light In The Box Information Technology Co., Limited (“Shanghai Lanting”) obtained the certificate in 2022. Therefore,Lanting Gaochuang was eligible to a tax rate of 15% from 2019 to 2021, and Shanghai Lanting was eligible to a tax rate of 15% from 2022 to 2024.

Chengdu Light In The Box Information Technology Co., Limited was qualified as a software enterprise which allows it to utilize a two-year 100% exemption for 2018 and 2019 followed by a three-year half-reduced EIT rate effective for years from 2020 to 2022.

In addition, Beijing Light In The Box Information Technology Co., Limited and Shenzhen Light In The Box Information Technology Co., Limited qualified as Small and Micro-Sized Enterprises with low profits (“SMEs”) in 2021, Shenzhen Ruizhihe, Dongguan Herui and Jiaxing Ruili Supply Chain Management Co., Limited qualified as SMEs in 2021, 2022 and 2023, Light In The Box Trading (Shenzhen) Co., Limited, and Chongqing Ruizhihe qualified as SMEs in 2021 and 2022. Therefore their taxable income will be taxed at 20% subject to certain taxable income exemptions for the respective years.

Singapore

Ching International service PTE.LTD, Avant E-Commerce Service PTE.LTD and Avant Logistic Service PTE.LTD are located in Singapore and are subject to 17% statutory income tax rate with respect to the profit generated from Singapore, with 75% exemption on the first SGD 10,000 of taxable income and further 50% exemption on the next SGD 190,000 of taxable income.

The components of income / (loss) before income taxes are as follows:

	Years ended December 31,
	2021	2022	2023

Cayman Islands	$(5,219)	$(2,411)	$(1,635)
Hong Kong SAR	(12,136)	(66,872)	(9,307)
PRC, excluding Hong Kong SAR, and other countries	40,611	(6)	1,392
Total	$23,256	$(69,289)	$(9,550)

The income tax expense / (benefit) comprises:

	Years ended December 31,
	2021	2022	2023

Current income tax expense / (benefit)	$9,517	$(12,300)	$—
Deferred tax expense / (benefit)	285	(407)	40
Total	$9,802	$(12,707)	$40

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2022	2023

Deferred tax assets:
Allowance for credit losses	$156	$154
Write-down for inventory	162	111
Lease liabilities	2,154	876
Net operating loss carry forwards	30,677	34,665
Gross deferred tax assets	33,149	35,806
Less: Valuation allowance	(30,324)	(34,500)
Total deferred tax assets, net	$2,825	$1,306

Deferred tax liabilities:
Property and equipment, net	$(87)	$(151)
Acquired intangible assets	(695)	(433)
Operating lease ROU assets	(2,154)	(876)
Total deferred tax liabilities	$(2,936)	$(1,460)
Net deferred tax assets	—	—
Net deferred tax liabilities	$(111)	$(154)

As of December 31, 2023, the accumulated tax losses of subsidiaries incorporated in PRC, Hong Kong SAR, Singapore and other regions, subject to the agreement of the relevant tax authorities, of $30,916, $162,999, $7,399 and $643, respectively, are allowed to be carried forward to offset future taxable profits. The carry forward of tax losses in Hong Kong and Singapore generally have no time limit, while the tax loss in PRC will expire, if unused, in the years ending December 31, 2024 through 2028, and for the entity qualified as HNTE will expire, if unused, in the years ending December 31, 2024 through 2033.

The Group plans to indefinitely reinvest the undistributed earnings of its subsidiaries. As of December 31, 2023, all of the earnings distributable by our subsidiaries in China were reserved for permanent reinvestment in China, and no withholding tax has been accrued.

The Group’s valuation allowance is considered on each individual subsidiary. The Group has recognized the valuation allowance against deferred tax assets as the Group believes that it is more likely than not that its deferred tax assets will not be realized as it does not expect to generate sufficient taxable income in the near future.

Movement of valuation allowance

	Years ended December 31,
	2022	2023
Balance at beginning of the period	$28,195	$30,324
Additions	3,145	4,210
Decrease related to subsidiaries’ cancellation	(1,016)	(34)
Balance at end of the period	$30,324	$34,500

Reconciliation between the expense or benefit of income taxes computed by applying the PRC tax rate to income / (loss) before income taxes and the actual provision for income taxes is as follows:

	Years ended December 31,
	2021	2022	2023

Income/(loss) before provision of income tax	$23,256	$(69,289)	$(9,550)
Statutory tax rate in the PRC	25%	25%	25%
Income tax expense / (benefit) at statutory tax rate	5,814	(17,322)	(2,387)
Non-deductible expenses	346	982	129
Non-deducible impairment loss	—	14,021	—
Statutory expense	(655)	(203)	(293)
R&D super deduction	(2,664)	(2,392)	(2,904)
Effect of preferential tax rates	122	344	(86)
Effect of income tax rate differences in jurisdictions other than the PRC	(892)	1,311	1,151
Deferred tax expense	381	(415)	—
Prior year true up	(594)	(157)	(71)
Unrecognized tax benefits-Fin 48	9,576	(12,302)	—
Changes in valuation allowances	(1,632)	3,426	4,501
Income tax expense/(benefit)	$9,802	$(12,707)	$40

Unrecognized Tax Benefits

As of December 31, 2022 and 2023, there were unrecognized tax benefits of $107 and $107, respectively.

As of December 31, 2021, the unrecognized tax benefits are primarily related to an investment transfer. During the year ended December 31, 2022, the corresponding unrecognized tax benefits was reversed as the subsidiary that transferred the investment had been closed and received the tax clearance certificate.

A roll-forward of unrecognized tax benefits is as follows:

	Years ended December 31,
	2021	2022	2023

Beginning balance	$—	$13,101	$107
Additions	13,101	73	—
Decreases	—	(13,067)	—
Ending balance	$13,101	$107	$107

During the years ended December 31, 2021, 2022 and 2023, the Group recorded insignificant late payment interest expense as part of income tax expense and did not incur any penalties. As of December 31, 2022 and 2023, accumulated interest expense recorded by the Group was $107 and $107, respectively.

The Company and its subsidiaries’ major tax jurisdictions are Hong Kong, PRC, and Singapore. Income tax returns of the Company and its subsidiaries remain open and subject to examination by the local tax authorities of Hong Kong, PRC and Singapore until the statute of limitations expire in each corresponding jurisdiction. The statute of limitations in Hong Kong, PRC and Singapore are between four and six years.